Basis of Presentation (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loss	$ 370,705	$ 3,751,987	$ 14,021,728	$ 538,710
Cash in operations	1,404,749	532,252	2,060,576	(580,634)
Stockholders' deficit	1,287,907		6,326,189	(1,404,891)	$ (1,832,601)
Cash on hand	$ 1,222,553	$ 414,937	967,943	$ 275,783	$ 106,316
January 2018 Through June 2018 [Member]
Additional value raised through sale of debt and equity securities			$ 4,505,000